POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Assumptions Used to Determine Postretirement Costs) (Details) (Postretirement Benefit Costs [Member])	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate Postretirement	2.95%	4.30%	4.10%
Discount Rate Postemployment	1.55%	2.20%	2.30%
Initial Trend Rate for Health Care Costs	7.00%	7.00%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%	5.00%